Property and Equipment, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 2,831	$ 11,825	$ 90,744	$ 160,466